Basis of presentation and description of business - IPO (Details) - USD ($) $ / shares in Units, $ in Thousands			3 Months Ended	9 Months Ended		12 Months Ended
	Jul. 24, 2020	Nov. 13, 2017	Sep. 30, 2020	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Acquisitions
Issuance of common stock (shares)	13,500,000
Share Price	$ 26.00
Proceeds from initial public offering, net of underwriting discounts and commissions				$ 326,316
Issuance of common stock	$ 319,000					$ 923	$ 1,770
Underwriting discount and commissions	24,700
Offering costs	$ 7,300			$ 6,601
Common stock, par value	$ 0.001		$ 0.001	$ 0.001		$ 0.001	$ 0.001
Common stock, shares authorized	500,000,000		500,000,000	500,000,000		132,000,000	132,000,000
Preferred stock, par value	$ 0.001		$ 0.001	$ 0.001		$ 0.001
Preferred stock, shares authorized	50,000,000		50,000,000	50,000,000		0
Proceeds from private placement	$ 2,200			$ 2,233
Repayment of debt	205,000			205,000	$ 4,750	$ 10,000
Accrued interest paid	3,400
Prepayment penalty	2,000
Write-off of debt issuance cost	3,200
Loss on debt extinguishment	$ 5,200		$ 5,213	$ 5,213
Vista Equity Partners [Member]
Acquisitions
Aggregate purchase price		$ 733,800
Ownership, as a percent			72.90%	72.90%
IPO [Member]
Acquisitions
Issuance of common stock			$ 318,993	$ 318,993
Private Placement [Member]
Acquisitions
Issuance of common stock (shares)	85,880
Issuance of common stock			$ 2,233	$ 2,233